Note 17 - Common Stock and Additional Paid-in Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001			$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	0			0
Treasury Stock, Shares, Acquired (in shares)			6,267,808	4,736,702	0
Treasury Stock, Value, Acquired, Cost Method			$ 60,000	$ 60,095
Common Stock, Shares, Issued (in shares)			129,379,133
Common Stock, Shares, Outstanding (in shares)			118,374,623
Dividends, Preferred Stock, Cash			$ 31,068	$ 31,068	$ 31,068
Fourth Quarter of 2020 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.1
Dividends, Common Stock, Cash					$ 9,342
Common Stock Dividends, Shares (in shares)					362,866
First Quarter of 2021 [Member]
Dividends, Common Stock, Cash					$ 9,360
Common Stock Dividends, Shares (in shares)					275,457
Third Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 10,738
Common Stock Dividends, Shares (in shares)					265,469
Second Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 10,755
Common Stock Dividends, Shares (in shares)					322,274
Fourth Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 10,745
Common Stock Dividends, Shares (in shares)				274,939
First Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.615
Dividends, Common Stock, Cash				$ 57,479
Common Stock Dividends, Shares (in shares)				1,420,709
Second Quarter of 2022 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 10,250
Common Stock Dividends, Shares (in shares)				330,961
Third Quarter of 2022 [Member]
Dividends, Common Stock, Cash				$ 10,006
Common Stock Dividends, Shares (in shares)				428,300
Fourth Quarter of 2022 [Member]
Dividends, Common Stock, Cash			$ 10,219
Common Stock Dividends, Shares (in shares)			384,177
First Quarter of 2023 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 10,043
Common Stock Dividends, Shares (in shares)			498,030
Second Quarter of 2023 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 9,511
Common Stock Dividends, Shares (in shares)			380,399
Third Quarter of 2023 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.115
Dividends, Common Stock, Cash			$ 9,313
Common Stock Dividends, Shares (in shares)			479,714
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			2,340,720	3,053,309	1,824,466
Stock Repurchase Program, Authorized Amount						$ 150,000
Treasury Stock, Shares, Acquired (in shares)			0	0
Treasury Stock, Value, Acquired, Cost Method			$ 0	$ 0
Dividends, Preferred Stock, Cash			$ 0	$ 0	$ 0
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount						$ 150,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,742,320	2,454,909
Common Stock, Par or Stated Value Per Share (in dollars per share)	0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)	$ 12.3142		$ 9.3669	$ 12.3142
Series B Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0	0
Treasury Stock, Shares, Acquired (in shares)			0	0
Treasury Stock, Value, Acquired, Cost Method			$ 0	$ 0
Dividends, Preferred Stock, Cash			0	0	$ 0
Series C Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0	0
Treasury Stock, Shares, Acquired (in shares)			0	0
Treasury Stock, Value, Acquired, Cost Method			$ 0	$ 0
Dividends, Preferred Stock, Cash			0	$ 0	$ 0
Series D Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash	$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)	$ 0.546875
Series D Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0	0
Treasury Stock, Shares, Acquired (in shares)			0	0
Treasury Stock, Value, Acquired, Cost Method			$ 0	$ 0
Dividends, Preferred Stock, Cash			0	0	$ 0
Series E Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | October 15, 2021 to January 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | January 15, 2022 to April 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | April 15, 2022 to July 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | July 15, 2022 to October 14, 2022 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | October 15, 2022 to January 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2023 to April 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | April 15, 2023 to July 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | July 15, 2023 to October 14, 2023 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0	0	0
Treasury Stock, Shares, Acquired (in shares)			0	0
Treasury Stock, Value, Acquired, Cost Method			$ 0	$ 0
Dividends, Preferred Stock, Cash			$ 0	$ 0	$ 0